Greenstone Acquisition - Disclosure of Detailed Information about Acquisitions (Details) - PAG Holding Corp (PAGH) - USD ($) $ in Thousands	8 Months Ended
	Dec. 31, 2024	May 13, 2024
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 2,361	$ 2,361
Receivables	7,379	7,379
Inventories	47,670	42,146
Adjustment, inventories	5,524
Restricted cash	15,716	15,716
Mineral properties, plant and equipment	3,630,255	3,685,753
Adjustment, mineral properties, plant and equipment	(55,498)
Other assets	8,954	8,954
Accounts payable and accrued liabilities	(98,930)	(98,930)
Deferred revenue	(137,045)	(138,167)
Adjustment, deferred revenue	1,122
Reclamation and closure cost provision	(32,734)	(29,227)
Adjustment, reclamation and closure cost provision	(3,507)
Deferred income tax liabilities	(600,462)	(725,619)
Adjustment, deferred income tax liabilities	125,157
Other liabilities	(164,166)	(163,521)
Adjustment, other liabilities	(645)
Fair value of net assets acquired	2,678,998	$ 2,606,845
Adjustment, fair value of net assets acquired	$ 72,153